Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity securities, Fair Value	$ 44,964	$ 43,723
Securities, pledged as collateral	2,100	689
Mortgage loans, carried at fair value	$ 2,035	$ 3,534
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	517,391,021	470,080,231
Time deposits greater than 250,000	$ 15,300	$ 6,800
Available-for-Sale Securities [Member]
Securities, pledged as collateral	2,057	689
Trading Assets, Excluding Debt and Equity Securities [Member]
Securities, pledged as collateral	$ 843	$ 238